Long-term Debt - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	May. 30, 2014	May. 14, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Mar. 25, 2015	Dec. 31, 2013
Affiliate Line Of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Borrowings outstanding under credit agreement								$ 424,100,000
Agent's Base Rate | Affiliate Line Of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						2.00%
LIBOR | Affiliate Line Of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						4.50%
Debt instrument, effective percentage						1.00%
Federal Funds | Affiliate Line Of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.50%
Revolving Credit Facility Due 2017 | Foreign Currency | Jefferies Group, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 25,000,000
Revolving Credit Facility Due 2017 | Unsecured Revolving Credit Facility | Jefferies Group, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 75,000,000					$ 65,000,000
Commitment fee, percentage				0.375%		0.375%
Credit agreement, maturity date				Jun. 30, 2017		Jun. 30, 2017
Borrowings outstanding under credit agreement			$ 0	$ 0	$ 0	$ 0
Debt issuance cost				$ 1,600,000		$ 1,600,000
Debt issuance cost, amortization period				37 months		37 months
Revolving Credit Facility Due 2017 | Unsecured Revolving Credit Facility | Jefferies Group, LLC | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.50%
Commitment fee, percentage		0.25%
Revolving Credit Facility Due 2017 | Unsecured Revolving Credit Facility | Jefferies Group, LLC | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.75%
Commitment fee, percentage		0.50%
Revolving Credit Facility Due 2017 | Unsecured Revolving Credit Facility | Scenario One | Jefferies Group, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 15,000,000					$ 20,000,000
Revolving Credit Facility Due 2017 | Unsecured Revolving Credit Facility | Scenario Two | Jefferies Group, LLC
Debt Instrument [Line Items]
Percentage of consolidated assets		2.00%					2.75%
Revolving Credit Facility Due 2017 | Unsecured Revolving Credit Facility | Agent's Base Rate | Jefferies Group, LLC | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.50%
Revolving Credit Facility Due 2017 | Unsecured Revolving Credit Facility | Agent's Base Rate | Jefferies Group, LLC | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%
Revolving Credit Facility Due 2017 | Enova Standby And Letter Of Credit | Jefferies Group, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 20,000,000		$ 20,000,000
Debt instrument, basis spread on variable rate				0.25%		0.25%
Commitment fee, percentage				0.20%		0.20%
Borrowings outstanding under credit agreement			0	$ 6,600,000	0	$ 6,600,000
Loans outstanding under credit agreement						$ 0
$500.0 Million 9.75% Senior Unsecured Notes Due 2021
Debt Instrument [Line Items]
Credit agreement, maturity date				Jun. 01, 2021		Jun. 01, 2021
Debt issuance cost				$ 14,700,000		$ 14,700,000
Debt issuance cost, amortization period				7 years		7 years
Debt instrument, face amount	$ 500,000,000
Debt instrument, interest rate	9.75%
Debt instrument, effective percentage	10.00%
Percentage of notes principal redeemable				35.00%		35.00%
Note repurchase rate				101.00%		101.00%
Debt instrument additional interest rate, minimum						0.25%
Debt instrument additional interest rate, maximum						0.50%
Net proceeds of senior notes	$ 479,000,000
Carrying amount of senior notes			493,900,000	$ 494,500,000	493,900,000	$ 494,200,000
Debt instrument unamortized discount			$ 6,100,000	5,500,000	6,100,000	5,800,000
Interest expense recognized				24,700,000	4,300,000	28,900,000
Non-cash amortization discount				$ 300,000	$ 100,000	$ 400,000
Weighted average interest rates			5.76%	9.99%	5.76%	8.11%		4.72%
$500.0 Million 9.75% Senior Unsecured Notes Due 2021 | Cash America
Debt Instrument [Line Items]
Repayments of Intercompany indebtedness	361,400,000
Cash dividends payable	122,400,000	$ 122,400,000
Cash dividends paid to Cash America	$ 120,700,000		$ 1,700,000
$500.0 Million 9.75% Senior Unsecured Notes Due 2021 | Scenario One
Debt Instrument [Line Items]
Note redeem rate				100.00%		100.00%
$500.0 Million 9.75% Senior Unsecured Notes Due 2021 | Scenario Two
Debt Instrument [Line Items]
Note redeem rate				109.75%		109.75%